Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment cost	$ 450,216	$ 450,216	$ 0
Debt discount, net	$ 634,548	$ 246,577	$ 949,945
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock issuable	1,122,311	1,122,311	1,122,311
Series A Preferred Stock [Member]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares issued	2	2	2
Preferred stock, shares outstanding	2	2	2
Common Class A [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	950,905,044	927,378,166	854,410,001
Common stock, shares outstanding	950,905,044	927,378,166	854,410,001
Common Class B [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0